PROPERTY, EQUIPMENT AND SOFTWARE, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total cost	¥ 2,669,674		¥ 2,750,875
Less: accumulated depreciation	(1,424,652)		(1,017,089)
Total property, equipment and software, net	1,245,022	$ 178,036	1,733,786
Electronic equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total cost	2,458,211		2,481,387
Leasehold improvement
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total cost	123,605		181,705
Buildings
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total cost	46,236		46,236
Motor vehicles
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total cost	20,158		19,507
Furniture and fixtures
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total cost	11,630		14,616
Software
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total cost	¥ 9,834		¥ 7,424